LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Long-Term Investments [Table Text Block]
	December 31,	December 31,
	2012	2011
Tianhe Navigation and Communication Technology Co., Ltd. (" Tianhe ")	$1,072,446	$1,063,661
Tianditu Co., Ltd.( "Tianditu")	1,269,600	1,259,200
Xiamen Yili Geo Information Technology Co., Ltd. (" Yili ")	79,350	78,700
Hubei Information Science and Technology Co., Ltd.( " HIST")	158,700	-
	$2,580,096	$2,401,561